UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Large Cap Growth Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Technology - 30.2%
Communications Technology - 2.4%
Cisco Systems, Inc. (a)	1,693,300	$45,583,636

Computer Services Software & Systems - 7.6%
Google, Inc.-Class A (a)	187,975	98,769,584
Microsoft Corp.	1,519,600	46,408,584

		145,178,168

Computer Technology - 13.8%
Apple, Inc. (a)	528,845	138,092,006
EMC Corp. (a)	2,455,800	46,684,758
Hewlett-Packard Co.	1,398,900	72,700,833
Research In Motion Ltd. (a)	122,800	8,742,132

		266,219,729

Production Technology Equipment - 1.4%
KLA-Tencor Corp.	790,500	26,924,430

Semiconductors & Component - 5.0%
Broadcom Corp.-Class A	666,100	22,973,789
Intel Corp.	3,235,300	73,861,899

		96,835,688

		580,741,651

Health Care - 15.3%
Biotechnology - 1.5%
Baxter International, Inc.	150,200	7,092,444
Celgene Corp. (a)	340,250	21,078,488

		28,170,932

Health Care Services - 0.7%
Express Scripts, Inc.-Class A (a)	124,300	12,446,159
Medco Health Solutions, Inc. (a)	32,135	1,893,394

		14,339,553

Medical Services - 6.3%
Alcon, Inc.	600,390	93,576,785
Covidien PLC	572,900	27,493,471

		121,070,256

Pharmaceuticals - 6.8%
Gilead Sciences, Inc. (a)	1,823,025	72,319,402
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	658,900	38,697,197
Vertex Pharmaceuticals, Inc. (a)	494,300	19,164,011

		130,180,610

		293,761,351

Consumer Discretionary - 14.4%
Auto Parts - 1.5%
Johnson Controls, Inc.	831,700	27,936,803

Automobiles - 1.7%
Ford Motor Co. (a)	2,535,300	33,009,606

Cable Television Services - 1.9%
Comcast Corp.-Class A	1,865,800	36,830,892

Diversified Retail - 6.4%
Costco Wholesale Corp.	711,300	42,023,604

Kohl’s Corp. (a)	831,150	45,704,938
Target Corp.	618,300	35,162,721

		122,891,263

Entertainment - 1.1%
Walt Disney Co. (The)	570,500	21,017,220

Hotel/Motel - 0.6%
Hyatt Hotels Corp. (a)	279,200	11,494,664

Specialty Retail - 1.2%
Home Depot, Inc.	149,200	5,259,300
Lowe’s Cos., Inc.	658,800	17,866,656

		23,125,956

		276,306,404

Producer Durables - 10.7%
Aerospace - 0.6%
Goodrich Corp.	147,400	10,934,132

Air Transport - 0.5%
FedEx Corp.	107,000	9,631,070

Diversified Manufacturing Operations - 7.9%
Danaher Corp.	578,700	48,772,836
Dover Corp.	700,000	36,554,000
Illinois Tool Works, Inc.	1,175,500	60,068,050
Tyco International Ltd.	177,300	6,877,467

		152,272,353

Scientific Instruments: Electrical - 1.7%
Cooper Industries PLC	677,200	33,250,520

		206,088,075

Financial Services - 10.6%
Asset Management & Custodian - 1.4%
Franklin Resources, Inc.	237,693	27,486,819

Banks: Diversified - 1.3%
Bank of America Corp.	180,800	3,223,664
Wells Fargo & Co.	659,100	21,822,801

		25,046,465

Diversified Financial Services - 6.5%
Blackstone Group LP	2,306,900	32,250,462
JPMorgan Chase & Co.	2,192,200	93,343,876

		125,594,338

Insurance: Life - 0.3%
Principal Financial Group, Inc.	171,300	5,005,386

Securities Brokerage & Services - 1.1%
CME Group, Inc.-Class A	64,315	21,121,689

		204,254,697

Energy - 10.2%
Alternative Energy - 0.8%
Suncor Energy, Inc. (New York)	438,000	14,966,460

Energy Equipment - 0.6%
Vestas Wind Systems A/S (ADR) (a)	615,700	12,437,140

Oil Well Equipment & Services - 6.0%
Cameron International Corp. (a)	628,350	24,794,691

Schlumberger Ltd.	1,260,090	89,995,628

		114,790,319

Oil: Crude Producers - 2.8%
EOG Resources, Inc.	55,400	6,211,448
Noble Energy, Inc.	487,800	37,267,920
Occidental Petroleum Corp.	130,100	11,534,666

		55,014,034

		197,207,953

Consumer Staples - 2.7%
Beverage: Soft Drinks - 2.1%
PepsiCo, Inc.	617,550	40,276,611

Drug & Grocery Store Chains - 0.6%
CVS Caremark Corp.	335,500	12,390,015

		52,666,626

Materials & Processing - 2.5%
Chemicals: Diversified - 1.2%
Dow Chemical Co. (The)	754,500	23,261,235

Copper - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	132,690	10,022,076

Steel - 0.8%
ArcelorMittal (New York)	372,500	14,464,175

		47,747,486

Total Common Stocks (cost $1,472,438,487)		1,858,774,243

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (b) (cost $6,891,492)	6,891,492	6,891,492

Total Investments - 96.9% (cost $1,479,329,979) (c)		1,865,665,735
Other assets less liabilities - 3.1%		59,188,112

Net Assets - 100.0%		$1,924,853,847

CALL OPTIONS WRITTEN

Description	Contracts (d)	Exercise Price	Expiration Month	U.S. $ Value
Research In Motion Ltd. (premiums received $125,504)	424	$70.00	May 2010	$125,080

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of April 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $390,228,512 and gross unrealized depreciation of investments was $(3,892,756), resulting in net unrealized appreciation of $386,335,756.
(d)	One contract relates to 100 shares.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt
LP	-	Limited Partnership

AllianceBernstein Large Cap Growth Fund

April 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,858,774,243	$—	$—	$1,858,774,243
Short-Term Investments	6,891,492	—	—	6,891,492

Total Investments in Securities	1,865,665,735	—	—	1,865,665,735
Other Financial Instruments*:
Assets	—	—	—	—
Liabilities	(125,080)	—	—	(125,080)

Total	$1,865,540,655	$—	$—	$1,865,540,655

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 21, 2010